RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS
(a)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party.

Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Name of related parties	Nature of relationship
Mr. Yang Lu	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company

As disclosed in note 15 (i) to 15 (v) to the consolidated financial statements, the RMB40,000 and RMB90,000 non-revolving facility agreements provided by five third party banks were guaranteed by the ultimate significant shareholder, Mr. Yang Lu for the years ended December 31, 2022 and 2023, respectively.